Other Liabilities, Provisions and Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
Schedule of Other Current Financial Liabilities	Other current financial liabilities

	2021	2020
Sundry creditors	Ps. 657	Ps. 1,018
Derivative financial instruments	84	930
Total	Ps. 741	Ps. 1,948

Summary of Provisions and Other Non-current Liabilities	Provisions and other non-current liabilities

	2021	2020
Provisions	Ps. 4,150	Ps. 5,100
Taxes payable	53	67
Other (1)	2,007	2,144
Total	Ps. 6,210	Ps. 7,311
(1) Includes an amount of Ps. 899 for 2021 an 2020 related of certain tax contingencies that expired and are payable to the former shareholders of Spaipa (acquired in 2013).

Summary of Other Non-current Financial Liabilities	Other non-current financial liabilities

	2021	2020
Derivative financial instruments	Ps. 9	Ps. 571
Security deposits	499	363
Total	Ps. 508	Ps. 934

Schedule of Provisions Recorded in Consolidated Statement of Financial Position	The following table presents the nature and amount of the loss contingencies recorded as of December 31, 2021 and 2020:

	2021	2020
Taxes	Ps. 2,066	Ps. 2,540
Labor	1,472	1,681
Legal	612	879
Total (1)	Ps. 4,150	Ps. 5,100
(1) As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits. See Note 12.

Summary of Changes in Provisions

	2021	2020	2019
Balance at beginning of the period	Ps. 2,540	Ps. 4,696	Ps. 5,038
Penalties and other charges	30	—	1
New contingencies	148	186	368
Cancellation and adjustments	(59)	(152)	(247)
Payments	(236)	(187)	(68)
Reversal of indemnifiable items (1)	—	(1,177)	—
Other Effects	(263)	—	—
Effect of foreign currency exchange rates	(94)	(826)	(396)
Balance at end of the period	Ps. 2,066	Ps. 2,540	Ps. 4,696

(1) This amount for 2021 includes Ps. 899 of certain tax contingencies that expired and are payable to the former shareholders of Spaipa (acquired in 2013), see Note 24.2.
24.5.2 Labor

	2021	2020	2019
Balance at beginning of the period	Ps. 1,681	Ps. 2,222	Ps. 2,340
Penalties and other charges	303	228	249
New contingencies	363	227	465
Cancellation and expiration	(445)	(51)	(273)
Contingencies added in business combinations	—	—	44
Payments	(358)	(561)	(401)
Effects of foreign currency exchange rates	(72)	(384)	(202)
Balance at end of the period	Ps. 1,472	Ps. 1,681	Ps. 2,222
24.5.3 Legal

	2021	2020	2019
Balance at beginning of the period	Ps. 879	Ps. 1,065	Ps. 920
Penalties and other charges	68	8	94
New contingencies	26	193	128
Cancellation and expiration	(241)	(141)	(45)
Contingencies added in business combinations	—	—	77
Payments	(97)	(111)	(44)
Effect of foreign currency exchange rates	(23)	(135)	(65)
Balance at end of the period	Ps. 612	Ps. 879	Ps. 1,065